Equity (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 20, 2017	Sep. 15, 2017	Dec. 31, 2018	Dec. 31, 2017
Shares of Series B Preferred Stock				$ 7,730
Issuance costs			$ 156	519
Cash consideration			5,350	$ 8,249
Series B Preferred Stock [Member]
Shares of Series B Preferred Stock			7,730
Issuance costs			519
Cash consideration			8,249
Fair value attributed to the investors’ warrants			301
Total	$ 8,550	$ 8,550	$ 8,550